Deposits (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Maturity Distribution of Time Certificates of Deposits
Due in 2013	$ 37,271,000
Due in 2014	13,279,000
Due in 2015	8,040,000
Due in 2016	6,262,000
Due in 2017	5,660,000
Due in 2018 and thereafter	201,000
Total	$ 70,712,831	$ 73,790,921